[front cover]
                               AMERICAN CENTURY


                               Statement of  Additional Information

                                                        Prime Money Market Fund

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century


[left margin]

                                                                   JULY 1, 1999


                                                               American Century
                                                               Investment Trust


THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUND'S PROSPECTUS, DATED JULY 1, 1999, BUT IS NOT A PROSPECTUS. THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S CURRENT PROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT US AT THE ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN INFORMATION THAT APPEARS IN THE FUND'S ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUND'S ANNUAL OR SEMIANNUAL REPORT BY CALLING 1-800-345-2021.

                                          Distributed by Funds Distributor, Inc.




                      STATEMENT OF ADDITIONAL INFORMATION
                                 July 1, 1999

TABLE OF CONTENTS


The Fund's History .........................................................   2
Fund Investment Guidelines .................................................   2
Portfolio Composition ......................................................   2
Detailed Information about the Fund ........................................   3
    Investment Strategies and Risks ........................................   3
    Investment Policies ....................................................   7
    Temporary Defensive Measures ...........................................   9
Management .................................................................   9
    The Board of Trustees ..................................................   9
    Officers ...............................................................  13
The Fund's Principal Shareholders ..........................................  14
Service Providers ..........................................................  14
    Investment Advisor .....................................................  14
    Transfer Agent and Administrator .......................................  16
    Distributor ............................................................  16
Other Service Providers ....................................................  16
    Custodian Banks ........................................................  16
    Independent Accountants ................................................  17
Brokerage Allocation .......................................................  17
Information about Fund Shares ..............................................  17
    Multiple Class Structure ...............................................  18
    Buying and Selling Fund Shares .........................................  19
    Valuation of a Fund's Securities .......................................  19
Taxes ......................................................................  20
    Federal Income Tax .....................................................  20
How Fund Performance
   Information Is Calculated ...............................................  20
Financial Statements .......................................................  22
Explanation of Fixed-Income
   Securities Ratings ......................................................  22
    Bond Ratings ...........................................................  23
    Commercial Paper Ratings ...............................................  24
    Note Ratings ...........................................................  24



     Statement of Additional Information                                      1


THE FUND'S HISTORY

    American Century Investment Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on June 16, 1993. From then until January 1997, it was known as Benham Investment Trust. Throughout the Statement of Additional Information, we refer to American Century Investment Trust as the Trust.

    The fund described in this Statement of Additional Information is a separate series of the Trust. The Trust may issue other series; the fund would operate for many purposes as if it were an independent company from any such future series.

Fund-Class (Ticker Symbol)                                       Inception Date
--------------------------------------------------------------------------------
Prime Money Market Fund--
Investor Class (BPRXX)                                               11/17/1993

Prime Money Market Fund --
Advisor Class (N/A)                                                   8/28/1998
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES


    This section explains the extent to which the fund's advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page 3. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussion contained in the Prospectus.


    The fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer.


    The fund operates pursuant to Rule 2a-7 under the Investment Company Act. That rule permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, each fund must be diversified with regard to 100% of its assets other than U.S. government securities. This operating policy is more restrictive than the Investment Company Act, which requires a diversified investment company to be diversified with regard to only 75% of its assets.


    To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.


PORTFOLIO COMPOSITION


ELIGIBLE INVESTMENTS


    The fund buys high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments and corporations. Some of the fund's possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in the section titled "Investment Strategies and Risks," which begins on page 3.

Issuers                                       Types of Obligations
--------------------------------------------------------------------------------
Domestic and foreign financial institutions   Negotiable certificates of
(e.g., banks, broker-dealers, insurance       deposit, bankers' acceptances,
companies, leasing and financing              bank notes and commercial paper
corporations)                                 (including  floating-rate agency
                                              securities)
--------------------------------------------------------------------------------
Domestic and foreign nonfinancial             Commercial paper and short-term
corporations                                  corporate debt obligations
                                             (including fixed- and variable-rate
                                              notes and bonds)
--------------------------------------------------------------------------------
U.S. government and its agencies              U.S. Treasury bills, notes, bonds
and instrumentalities                         and U.S. government agency
                                              obligations (including floating-
                                              rate agency securities)
--------------------------------------------------------------------------------
Foreign governments and their agencies        Commercial paper and discount
and instrumentalities                         notes
--------------------------------------------------------------------------------



2                                                 American Century Investments


PORTFOLIO INVESTMENT QUALITY AND MATURITY CRITERIA


    The fund managers follow regulatory guidelines on quality and maturity for the fund's investments, which are designed to help maintain a stable $1.00 share price. In particular, the fund: (1) buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less); (2) maintains a dollar-weighted average portfolio maturity of 90 days or less; (3) restricts its investments to high-quality obligations determined by the advisor to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.

    To be considered  high-quality,  an obligation must be one of the following:
(1) a U.S. government obligation; (2) rated (or issued by an issuer rated with respect to a class of short-term debt obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (rating agencies) (or one if only one has rated the obligation); (3) an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of comparable quality.

    The fund managers intend to buy only obligations that are designated as first-tier securities as defined by the SEC; that is, securities with the highest rating.


    The acquisition of securities that are unrated or rated by only one rating agency must be approved or ratified by the Board of Trustees.

INDUSTRY CONCENTRATION

    Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry. This industry concentration reflects that of the markets in which the fund invests. More than half of the markets' commercial paper is issued by companies or organizations in the financial services industry.

DETAILED INFORMATION ABOUT THE FUND

INVESTMENT STRATEGIES AND RISKS

    This section describes each of the investment vehicles and strategies that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.

COMMERCIAL PAPER


    Commercial paper (CP) is issued by utility, financial, and industrial companies and supranational organizations. Nationally recognized statistical rating organizations (rating agencies) assign ratings to CP issuers indicating the agencies' assessment of credit risk. Investment-grade CP ratings assigned by four rating agencies are provided in the following table.


Date          Moody's Investors    Standard       Duff &       Fitch Investors
              Service, Inc.        & Poor's     Phelps, Inc.     Service, Inc.
------------------------------------------------------------------------------
Highest
   Ratings    Prime-1               A-1/A-1+     D-1/D-1+         F-1/F-1+
------------------------------------------------------------------------------
              Prime-2                 A-2          D-2              F-2
------------------------------------------------------------------------------
              Prime-3                 A-3          D-3              F-3
------------------------------------------------------------------------------


     Statement of Additional Information                                      3


    If an obligation has been assigned different ratings by multiple rating agencies, at least two rating agencies must have assigned their highest rating as indicated above in order for the advisor to determine that the obligation is eligible for purchase by the fund or, if unrated, the obligation must be determined to be of comparable quality by the advisor.

    Some examples of CP and CP issuers are provided in the following paragraphs.


    Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S. industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

    Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan & Company Incorporated and First Union National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.


    Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.


    Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation. Paper issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.


BANK OBLIGATIONS


    Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The following table identifies the types of CDs the fund may buy.

CD Type                             Issuer
--------------------------------------------------------------------------------
Domestic                            Domestic offices of U.S. banks
--------------------------------------------------------------------------------
Yankee                              U.S. branches of foreign banks
--------------------------------------------------------------------------------
Eurodollar                          Issued in London by U.S.,
                                    Canadian, European and
                                    Japanese banks
--------------------------------------------------------------------------------
Schedule B                          Canadian subsidiaries of
                                    non-Canadian banks
--------------------------------------------------------------------------------


    Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

    Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

    Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.


    The bank obligations the fund managers may buy generally are not insured by the FDIC or any other insurer.


U.S. GOVERNMENT SECURITIES


    The fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.



4                                                 American Century Investments


U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES


    The fund invests exclusively in U.S. dollar-denominated instruments, some of which may be issued by foreign entities as described in the table on page 4. Consequently, the fund may be subject to risks different than those incurred by a fund that invests only in debt obligations of domestic issuers.

    Currently, the only securities held outside the United States in which the fund expects to invest are EuroCDs, which are held in England. As a result, the fund's exposure to these foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States. Regulatory limits specified in the section titled "Portfolio Investment Quality and Maturity Criteria" on page 3 apply equally to securities of foreign and domestic issuers.


VARIABLE- AND FLOATING-RATE INSTRUMENTS

    Variable-  and   floating-rate   instruments  are  issued  by  corporations,
financial institutions, and government agencies and instrumentalities.


    Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or is a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate or LIBOR.


    Although the fund typically limits its investments to securities with remaining maturities of 13 months or less, it may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 13 months, provided that such instruments (1) have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.


LOAN PARTICIPATIONS

    The fund may buy loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.

    Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. Second, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.

    Another concern is liquidity. Because there is no established secondary market for loan participations, the fund's ability to sell them for cash is limited. Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.


REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.


    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may



Statement of Additional Information                                            5



incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

    The fund will limit repurchase agreement transactions to securities issued by the U.S. government, and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Trustees.


    No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

REVERSE REPURCHASE AGREEMENTS

    In a reverse repurchase agreement, the fund transfers possession of (or sells) securities to another party, such as a bank or broker-dealer, for cash and agrees to later repay cash plus interest for the return (or repurchase) of the same securities. To collateralize the transaction, the value of the securities transferred is slightly greater than the amount of cash the fund receives in exchange for the securities.


    If the purchaser reneged on the agreement and failed to return the securities, the fund might suffer a loss. The fund's loss could be even greater if the market value of the securities transferred increased in the meantime. To protect against these risks, the fund will enter into reverse repurchase agreements  only  with  parties  whose  creditworthiness  is  determined  to  be
satisfactory  by  the  advisor.   While  a  reverse   repurchase   agreement  is
outstanding, the fund will segregate appropriate securities to cover its obligation under the agreement.


TAXABLE MUNICIPAL OBLIGATIONS

    Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state. The fund may purchase taxable municipal obligations although it does not currently intend to do so.

PORTFOLIO LENDING

    In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

    The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

    When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

    In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.


6                                                  American Century Investments


RESTRICTED AND ILLIQUID SECURITIES


    The fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.


INVESTMENT POLICIES

    Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

    For purposes of the fund's investment restrictions, the party identified as the "issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

FUNDAMENTAL INVESTMENT POLICIES


    The fund's investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of the fund, as determined in accordance with the Investment Company Act.

    For purposes of the investment restriction relating to concentration, the fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (except financial industries), provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments,
(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.



     Statement of Additional Information                                      7



Subject             Policy
--------------------------------------------------------------------------------
Senior              Securities The fund may not issue senior securities,  except as Permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing           The fund may not borrow money, except for temporary or
                    emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets
                    (including the amount borrowed) less liabilities (other
                    than borrowings).
--------------------------------------------------------------------------------
Lending             The fund may not lend any security or make any other loan
                    if, as a result, more than 331/3% of the fund's total
                    assets would be lent to other parties, except (i) through
                    the purchase of debt securities in accordance with its
                    investment objective, policies and limitations or (ii) by
                    engaging in repurchase agreements with respect to
                    portfolio securities.
--------------------------------------------------------------------------------
Real Estate         The fund may not purchase or sell real estate  unless
                    acquired as a result of  ownership  of  securities  or other instruments.  This  policy  shall not  prevent the fund from investment in securities or other instruments backed by real estate or securities  of companies  that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration       The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its
                    agencies or instrumentalities), except that the fund may
                    invest more than 25% of its total assets in the financial
                    services industry.
--------------------------------------------------------------------------------
Underwriting        The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be
                    considered an underwriter within the meaning of the
                    Securities Act of 1933 in the disposition of
                    restricted securities.
--------------------------------------------------------------------------------
Commodities         The  fund  may not  purchase  or sell  physical  commodities unless  acquired as a result of ownership of  securities  or other  instruments;  provided that this limitation shall not prohibit  the fund from  purchasing  or selling  options and futures  contracts or from  investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control             The fund may not invest for purposes of  exercising  control
                    Over management.



8                                                  American Century Investments


NONFUNDAMENTAL INVESTMENT POLICIES

  In addition, the fund is subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Trustees.


Subject             Policy
--------------------------------------------------------------------------------
Diversification     The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Futures             The fund may not purchase or sell futures contracts or call
and options         options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying
                    securities, and does not apply to securities that
                    incorporate features similar to options or
                    futures contracts.
--------------------------------------------------------------------------------
Liquidity           The fund may not purchase any security or enter into a
                    repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not
                    entitling the holder to payment of principal and interest
                    within seven days and in securities that are illiquid by
                    virtue of legal or contractual restrictions on resale or
                    the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         The fund may not sell securities short, unless it owns
                    or has the right to obtain securities equivalent in kind and amount to the  securities  sold  short,  and  provided  that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin              The fund may not purchase  securities  on margin,  except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


TEMPORARY DEFENSIVE MEASURES

    For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:


    *    interest-bearing bank accounts or certificates of deposit
    * U.S. government securities and repurchase agreements collateralized by U.S. government securities
    *    other money market funds


MANAGEMENT

THE BOARD OF TRUSTEES


    The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired the advisor to do so. Two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


    The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund; the advisor, American Century Investment Management, Inc.
(ACIM); the fund's agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; the fund's distribution agent and co-administrator, Funds Distributor, Inc. (FDI); or other funds advised by the advisor. Each trustee listed below serves as a trustee or director of seven registered investment companies in the American Century family of funds, which are also advised by the advisor.


     Statement of Additional Information                                      9



Name (Age)                Position(s)     Principal Occupation(s)
Address                   Held            During Past Five Years
                          With Fund
--------------------------------------------------------------------------------
Albert A. Eisenstat (68)  Trustee         General Partner, Discovery Ventures
1665 Charleston Road                     (venture capital firm, 1996 to present)
Mountain View, CA  94043                  Independent Director, Sungard Data
                                          Systems (1991 to present)
                                          Independent Director, Business Objects
                                          S/A (software & programming, 1994 to
                                          present)
                                          Independent Director, Commercial
                                          Metals Co. (1982 to present)
--------------------------------------------------------------------------------
Ronald J. Gilson (52)     Trustee         Charles J. Meyers Professor of Law
1665 Charleston Road                      and Business,Stanford Law School
Mountain View, CA  94043                  (since 1979)
                                          Marc and Eva Stern Professor of Law
                                          and Business, Columbia University
                                          School of Law  (since  1992)
                                          Counsel, Marron, Reid & Sheehy (a San
                                          Francisco law firm, since 1984)
--------------------------------------------------------------------------------
William M. Lyons* (43)    Trustee         President, Chief Operating Officer and
4500 Main Street                          Assistant Secretary, ACC
Kansas City, MO 64111                     Executive Vice President, Chief
                                          Operating Officer and Secretary,
                                          ACSC and ACIS
--------------------------------------------------------------------------------
Myron S. Scholes (58)     Trustee         Limited Partner, Long-Term Capital
1665 Charleston Road                      Management (since February 1999)
Mountain View, CA 94043                   Principal, Long-Term Capital
                                          Management(investment advisor, 1993 to
                                          January 1999)
                                          Frank E. Buck Professor of Finance,
                                          Stanford Graduate School of Business
                                          (since 1981)
                                          Director, Dimensional Fund Advisors
                                          (investment advisor, since 1982)
                                          Director, Smith Breeden Family of
                                          Funds (since 1992)
                                          Managing  Director,  Salomon  Brothers
                                          Inc. (securities brokerage, 1991 to
                                          1993)
--------------------------------------------------------------------------------
Kenneth E. Scott (70)     Trustee         Ralph M. Parsons Professor of Law and
1665 Charleston Road                      Business, Stanford Law School
Mountain View, CA  94043                  (since 1972)
                                          Director, RCM Capital Funds, Inc.
                                          (since 1994)
--------------------------------------------------------------------------------
Isaac Stein (52)          Trustee         Director, Raychem Corporation
1665 Charleston Road                      (electrical equipment, since 1993)
Mountain View, CA  94043                  President, Waverley Associates, Inc.
                                          (private  investment firm, since 1983)
                                          Director, ALZA Corporation
                                          (pharmaceuticals, since 1987)
                                           Trustee, Stanford University (since
                                          1994)
                                          Chairman, Stanford Health Services
                                          (since 1994)
--------------------------------------------------------------------------------
James E. Stowers III* (40) Trustee,       Chief Executive Officer and
4500 Main Street           Chairman of    Director, ACC
Kansas City, MO 64111      the Board      President, Chief Executive Officer
                                          and Director ACSC and ACIS
                                          Son of James E. Stowers, Jr. (founder)
--------------------------------------------------------------------------------
Jeanne D. Wohlers (54)     Trustee        Director, Indus International
1665 Charleston Road                      (software solutions, January 1999
Mountain View, CA  94043                  to present)
                                          Director, Quintus Corporation,
                                          (automation solutions, 1995 to
                                          present)
                                          Director and Partner, Windy Hill
                                          Productions, LP (edutainment software,
                                          1994 to present)
--------------------------------------------------------------------------------



10                                                American Century Investments


COMMITTEES


  The Board has four committees to oversee specific functions of the Trust's operations. Information about these committees appears in the table below. The trustee listed first serves as chairman of the committee.


Committee       Members              Function of Committee
--------------------------------------------------------------------------------
Audit           Jeanne D. Wohlers    The Audit Committee selects and oversees
                Albert A. Eisenstat  the activities of the Trust's independent
                Kenneth E. Scott     auditor. The Committee receives reports
                                     from the advisor's Internal Audit
                                     Department, which is accountable solely
                                     to the Committee. The Committee also
                                     receives reporting about compliance
                                     matters affecting the Trust.
--------------------------------------------------------------------------------
Nominating      Kenneth E. Scott     The Nominating Committee primarily
                Albert A. Eisenstat  considers and recommends individuals for
                Ronald J. Gilson     nomination as trustees. The names of
                Myron S. Scholes     potential trustee candidates are drawn
                Isaac Stein          from a number of sources, including
                Jeanne D. Wohlers    recommendations from members of the Board,
                                     management and shareholders. This
                                     committee also reviews and makes
                                     recommendations to the Board with respect
                                     to the composition of Board committees and
                                     other Board-related matters, including its
                                     organization, size, composition,
                                     responsibilities, functions and
                                     compensation.
--------------------------------------------------------------------------------
Portfolio       Myron S. Scholes     The Portfolio Committee reviews quarterly
                Ronald J. Gilson     the investment activities and strategies
                Isaac Stein          used to manage fund assets. The Committee
                                     regularly receives reports from portfolio
                                     managers, credit analysts and other
                                     investment personnel concerning the fund's
                                     investments.
--------------------------------------------------------------------------------
Quality of      Isaac Stein          The Quality of Service Committee reviews
Service         Ronald J. Gilson     the level and quality of transfer agent
                Myron S. Scholes     and administrative services provided to
                William Lyons        the fund and its shareholders. It receives
                                     and reviews reports comparing those
                                     services to fund competitors and seeks to
                                     improve such services where feasible and
                                     appropriate.
--------------------------------------------------------------------------------


     Statement of Additional Information                                     11


COMPENSATION OF TRUSTEES


    The trustees also serve as trustees for six American Century investment companies other than the Trust. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all seven such companies based on a schedule that is based on the number of meetings attended and the assets of the fund for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the fund is responsible for paying such fees and expenses.


    The following table shows the aggregate compensation paid for the periods indicated by the Trust and by the seven investment companies served by this Board to each trustee who is not an interested person as defined in the Investment Company Act.


Aggregate Trustee Compensation for Fiscal Year  Ended February 28, 1999
--------------------------------------------------------------------------------
                                                        Total Compensation
                                       Total                 from the
                                 Compensation from       American Century
Name of Trustee                     the Fund(1)         Family of Funds(2)
--------------------------------------------------------------------------------
Albert A. Eisenstat                     $9,476                $70,000
Ronald J. Gilson                       $10,405                $78,000
Myron S. Scholes                        $9,296                $69,250
Kenneth E. Scott                       $10,381                $78,000
Isaac Stein                             $9,709                $61,500
Jeanne D. Wohlers                      $10,161                $76,250
--------------------------------------------------------------------------------

(1) Includes compensation paid to the trustees during the fiscal year ended February 28, 1999, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $9,476; Mr. Gilson, $10,405; Mr. Scholes, $9,296; and Mr. Scott, $5,191.


(2) Includes compensation paid by the seven investment company members of the American Century family of funds served by this Board.

    The Trust has adopted the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the fund.

    All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.


    No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.


    The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the Trust. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

    No deferred fees were paid to any trustee under the plan during the fiscal year ended February 28, 1999.


12                                             American Century Investments


OFFICERS


    Background information for the officers of the Trust is provided below. All persons named as officers of the Trust also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the Trust are listed; only those officers with policy-making functions for the Trust are listed. No officer is compensated for his or her service as an officer of the Trust. The individuals listed in the following table are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund, ACC, ACC's subsidiaries (including ACIM and ACSC) or the fund's distributor (FDI), as specified in the following table.

                        Position(s)
Name (Age)              Held With    Principal Occupation(s)
Address                 Fund         During Past Five Years
--------------------------------------------------------------------------------
George A. Rio (44)      President    Executive Vice President and Director of
4500 Main Street                     Client Services, FDI (March 1998
Kansas City,                         to present).
Missouri 64111                       Senior Vice President and Senior Key
                                     Account Manager, Putnam Mutual Funds
                                     (June 1995 to March 1998)
                                     Director Business Development, First Data
                                     Corporation (May 1994 to June 1995)
--------------------------------------------------------------------------------
Christopher J.          Vice         Vice President and Associate General
Kelley (34)             President    Counsel, FDI (since July 1996)
4500 Main Street                     Assistant Counsel, Forum Financial Group
Kansas City, MO 64111                (April 1994 to July 1996)
--------------------------------------------------------------------------------
Mary A. Nelson (35)     Vice         Vice President and Manager of Treasury
4500 Main Street        President    Services and Administration, FDI (1994
Kansas City,                         to present)
Missouri 64111                       Assistant Vice President and Client
                                     Manager, The Boston Company, Inc.
                                     (1989 to 1994)
--------------------------------------------------------------------------------
David C. Tucker (41)    Vice         Senior Vice President and General Counsel,
4500 Main Street        President    ACSC and ACIM (June 1998 to present)
Kansas City, MO 64111                General Counsel, ACC (June 1998 to present
                                     Consultant to Mutual Fund Industry (May
                                     1997 to April 1998)
                                     Vice President and General Counsel, Janus
                                     Companies (1990 to May 1997)
--------------------------------------------------------------------------------
Maryanne Roepke,        Vice         Senior Vice President, Treasurer an
CPA (43)                President    Principal Accounting Officer, ACSC
4500 Main Street        and
Kansas City,            Treasurer
Missouri 64111
--------------------------------------------------------------------------------
Douglas A. Paul (52)    Secretary    Vice President and Associate General
1665 Charleston Road    and          Counsel, ACSC
Mountain View,          Vice
CA  94043               President
--------------------------------------------------------------------------------
C. Jean Wade (35)       Controller   Controller--Fund Accounting, ACSC
4500 Main Street
Kansas City, MO 64111
--------------------------------------------------------------------------------
Jon Zindel (32)         Tax Officer  Vice President and Director of Taxation,
4500 Main Street                     ACSC (since 1996)
Kansas City, MO 64111                Tax Manager, Price Waterhouse LLPC (1989
                                     To 1996)
--------------------------------------------------------------------------------



     Statement of Additional Information                                     13


THE FUND'S PRINCIPAL SHAREHOLDERS


    As of May 28, 1999, the following companies were the record owners of more than 5% of the fund's outstanding shares.

                                                          Percentage
                                                          of Shares
Fund              Shareholder                             Outstanding
-------------------------------------------------------------------------------
Prime             American Century Companies              5.6%
                  Kansas City, Missouri

    The fund is unaware of any other shareholders, beneficial or of record, who own more than 5% of the fund's outstanding shares. As of May 28, 1999, the officers and trustees of the fund, as a group, owned less than 1% of the fund's outstanding shares.


SERVICE PROVIDERS

    The fund has no employees. To conduct its day-to-day activities, the Trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust and is described below.

    ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

    The Trust has an investment management agreement with the advisor, American Century Investment Management, Inc., dated August 1, 1997. This agreement was approved by the shareholders of the fund on July 30, 1997.

    A description of the responsibilities of the advisor appears in the Prospectus under the heading "Management."


    For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the advisor (the Investment Category Fee). For example, when calculating the fee for a money market fund, all of the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the advisor (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the advisor.


    The schedules by which the Investment Category Fees are determined are as follows:


INVESTMENT CATEGORY FEE SCHEDULE FOR Prime Money Market


Category Assets                                     Fee Rate
-------------------------------------------------------------------------------
First $1 billion                                    0.3700%
Next $1 billion                                     0.3270%
Next $3 billion                                     0.2860%
Next $5 billion                                     0.2690%
Next $15 billion                                    0.2580%
Next $25 billion                                    0.2575%
Thereafter                                          0.2570%
-------------------------------------------------------------------------------

    The Complex Fee is determined according to the schedules below.

INVESTOR CLASS COMPLEX FEE SCHEDULE

Complex Assets                                      Fee Rate
-------------------------------------------------------------------------------
First $2.5 billion                                  0.3100%
Next $7.5 billion                                   0.3000%
Next $15.0 billion                                  0.2985%
Next $25.0 billion                                  0.2970%
Next $50.0 billion                                  0.2960%
Next $100.0 billion                                 0.2950%
Next $100.0 billion                                 0.2940%
Next $200.0 billion                                 0.2930%
Next $250.0 billion                                 0.2920%
Next $500.0 billion                                 0.2910%
Thereafter                                          0.2900%
-------------------------------------------------------------------------------

ADVISOR CLASS COMPLEX FEE SCHEDULE

Complex Assets                                      Fee Rate
-------------------------------------------------------------------------------
First $2.5 billion                                  0.0600%
Next $7.5 billion                                   0.0500%
Next $15.0 billion                                  0.0485%
Next $25.0 billion                                  0.0470%
Next $50.0 billion                                  0.0460%
Next $100.0 billion                                 0.0450%
Next $100.0 billion                                 0.0440%
Next $200.0 billion                                 0.0430%
Next $250.0 billion                                 0.0420%
Next $500.0 billion                                 0.0410%
Thereafter                                          0.0400%
-------------------------------------------------------------------------------


14                                                American Century Investments



    On the first business day of each month, the fund pays a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the fund's Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the fund's Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

    The management agreement provides that the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


    The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.


    Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

    The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.


    Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the fund. Benham Management Corporation was merged into the advisor in late 1997.


    Unified management fees incurred by the fund for the fiscal periods ended February 28, 1999, 1998 and 1997, are indicated in the following table. Fee amounts are net of amounts reimbursed or recouped under the fund's previous investment advisory agreement with Benham Management Corporation.



     Statement of Additional Information                                     15


UNIFIED MANAGEMENT FEES


Fund                                  1999                  1998         1997
-------------------------------------------------------------------------------
Prime Money Market
     Investor Class         $12,507,394(1)         $3,925,254(2)          N/A
     Advisor Class                   5,038                   N/A          N/A


(1)  $346,955 was waived.

(2) From August 1, 1997 through February 28, 1998. An additional $805,481 was waived.

INVESTMENT ADVISORY FEES


Fund                                 1998                  1997
-----------------------------------------------------------------
Prime Money Market                    N/A          2,265,360(1)

(1) From March 1, 1997 through July 31, 1997.


Other Advisory Relationships


    In addition to managing the funds, the advisor also serves as an investment advisor to seven institutional accounts and to the following registered investment companies:

American Century Mutual Funds, Inc.
American Century World Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Variable Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Municipal Trust
American Century Government Income Trust
American Century Investment Trust
American Century Target Maturities Trust
American Century Quantitative Equity Funds
American Century California Tax-Free and Municipal Funds


TRANSFER AGENT AND ADMINISTRATOR


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software, and personnel, for the day-to-day administration of the fund and of the advisor. The advisor pays ACSC for such services.


    Prior to August 1, 1997, the fund paid American Century Services Corporation directly for its services as transfer agent and administrative services agent.


    Administrative service and transfer agent fees paid by the fund for the fiscal years ended February 28, 1998 and 1997, are indicated in the table below. Fee amounts are net of expense limitations.

ADMINISTRATIVE FEES


Fund                                      1998(1)                      1997
--------------------------------------------------------------------------------
Prime Money Market
    Investor Class                       $476,721                $1,188,257
--------------------------------------------------------------------------------


TRANSFER AGENT FEES


Fund                                      1998(1)                      1997
--------------------------------------------------------------------------------
Prime Money Market
    Investor Class                       $765,989                $1,844,608
--------------------------------------------------------------------------------

(1) From March 1, 1997 through July 31, 1997.


DISTRIBUTOR

    The fund's shares are distributed by FDI, a registered broker-dealer. The distributor is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best-efforts underwriting of the fund's shares. This means that the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS


    Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the fund. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.



16                                                American Century Investments


INDEPENDENT ACCOUNTANTS


    PricewaterhouseCoopers LLP are the independent accountants of the fund. The address of Pricewater-houseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City, Missouri 64105. As the independent accountants of the funds, PricewaterhouseCoopers provides services including (1) audit of the annual financial statements for the fund, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax return filed for the fund.


BROKERAGE ALLOCATION


    Under the management agreement between the fund and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide statistical and other information and services, including research, to the fund and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.


INFORMATION ABOUT FUND SHARES


    The fund named on the front of this Statement of Additional Information is a series of shares issued by the Trust, and shares of the fund have equal voting rights. In addition, the series (or fund) may be divided into separate classes. See "Multiple Class Structure," which follows. Additional funds and classes may be added without a shareholder vote.

    Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's outstanding shares may be able to elect a Board of Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all the Trust's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.


    Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.


    The assets belonging to each fund or class of shares are held separately by the custodian and the shares of each fund or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each fund or class. Your rights as a shareholder are the same for all funds or classes of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

    In  the  event  of  complete   liquidation   or  dissolution  of  the  fund,
shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.


    Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to


                           Statement of Additional Information               17


the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.


MULTIPLE CLASS STRUCTURE

    The Board of  Trustees  has  adopted a multiple  class plan (the  Multiclass
Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to three classes of shares: an Investor Class, an Institutional Class and an Advisor Class. Not all American Century funds offer all three classes.

    The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described on this page). The Plan has been adopted by the Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.


RULE 12B-1


    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan (the Plan).

    In adopting the Plan, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent trustees) determined there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

    All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers
(NASD).


MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN


    As described in the Prospectus, the fund's Advisor Class of shares also is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

    Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

    To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the fund's Board of Trustees has adopted a Master Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the fund's Advisor Class shares, 0.25% of which is



18                                               American Century Investments


paid for shareholder services (as described below) and 0.25% of which is paid for distribution services.


    Payments may be made for a variety of shareholder services, including, but not limited to (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the fund as underlying investment media) of shares and placing purchase, exchange and redemption orders with the distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) serving as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the fund (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; (j) providing other similar administrative and sub-transfer agency services; and (k) paying service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD (collectively referred to as Shareholder Services). Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.

    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements; (b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the fund's Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, distributor; (d) the printing of prospectuses, statements of additional information and reports for other-than-existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the fund's shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and (n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of this agreement and in accordance with Rule 12b-1 of the Investment Company Act.


BUYING AND SELLING FUND SHARES


    Information about buying, selling and exchanging fund shares is contained in Your Guide to American Century Services. The guide is available to investors without charge and may be obtained by calling us.


VALUATION OF A FUND'S SECURITIES

    The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m. Eastern time each day the Exchange is open for business. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day


                 Statement of Additional Information                         19


and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.


    The advisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Trustees. The fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.


    Securities held by the fund are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.


    The fund operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the fund has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund's net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.


    The Board of Trustees monitors the levels of illiquid securities, however if the levels are exceeded, they will take action to rectify these levels.


    Actions the Board of Trustees may consider under these circumstances include
(i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment,
(iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.


TAXES

FEDERAL INCOME TAX


    The fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the fund in the manner they were realized by the fund.


HOW FUND PERFORMANCE INFORMATION IS CALCULATED

    The fund may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


20                         American Century Investments


    Yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

    Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

             Effective Yield = [(Base-Period Return + 1)365/7] - 1

     For the seven-day period ended February 28, 1999, the fund's yield and effective yield were 4.49% and 4.59%, respectively.

    Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV per share during the period.

    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.


    In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

ADDITIONAL PERFORMANCE COMPARISONS


    The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the fund.


     Statement of Additional Information                                     21

PERMISSIBLE ADVERTISING INFORMATION


    From time to time, the fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for the fund; (5) descriptions of investment strategies for the fund; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund; (7) comparisons of investment products
(including the fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested in the fund. The fund also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the fund.


MULTIPLE CLASS PERFORMANCE ADVERTISING


    Pursuant to the Multiple Class Plan, the Trust may issue additional classes of its existing fund or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.


FINANCIAL STATEMENTS


    The financial statements of the fund are included in the annual report to shareholders for the fiscal year ended February 28, 1999. The annual report is incorporated herein by reference. You may receive copies of the report without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.


EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

    As described in the Prospectus, the fund invests in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.


22                                                  American Century Investments


BOND RATINGS

S&P   Moody's   Description
--------------------------------------------------------------------------------
AAA   Aaa       These are the highest ratings assigned by S&P and Moody's to a debt  obligation.  These ratings  indicate an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA    Aa        Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from
                AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A     A         Debt rated A has a strong  capacity to pay  interest and repay principal  although  it is  somewhat  more  susceptible  to  the
                adverse  effects  of  changes  in  circumstances   and  economic
                conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB   Baa       Debt  rated  BBB/Baa  is  regarded  as  having  an  adequate capacity  to  pay  interest  and  repay  principal.  Whereas  it
                normally  exhibits  adequate  protection   parameters,   adverse
                economic conditions or changing circumstances are more likely to lead to a weakened  capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
--------------------------------------------------------------------------------
BB    Ba        Debt rated BB/Ba has less near-term  vulnerability to default than other speculative  issues.  However, it faces major ongoing uncertainties  or exposure  to adverse  business,  financial  or economic  conditions  that could lead to inadequate  capacity to meet  timely  interest  and  principal  payments.  The BB rating category also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------
B     B         Debt  rated  B has a  greater  vulnerability  to  default  but currently  has  the  capacity  to  meet  interest  payments  and principal  repayments.  Adverse business,  financial or economic conditions  will likely impair  capacity or  willingness  to pay interest and repay principal. The B rating category also is used for debt  subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC   Caa       Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,
                financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa
                rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC    Ca        The rating CC/Ca typically is applied to debt subordinated to
                Senior  debt  that is  assigned  an actual  or  implied  CCC/Caa rating.
--------------------------------------------------------------------------------
C     C         The rating C typically is applied to debt subordinated to
                senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been  filed, but debt service payments are continued.
--------------------------------------------------------------------------------
CI    -         The  rating  CI is  reserved  for  income  bonds  on  which no interest is being paid.
--------------------------------------------------------------------------------
D     D         Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also is used upon the filing of a bankruptcy petition if debt service payments
                are jeopardized.
--------------------------------------------------------------------------------


     Statement of Additional Information                                     23


    To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS


S&P      Moody's         Description
--------------------------------------------------------------------------------
A-1      Prime-1         This indicates that the degree of safety regarding
         (P-1)           timely payment is strong. Standard & Poor's
                         rates  those  issues  determined  to possess  extremely
                         strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2      Prime-2         Capacity for timely payment on commercial paper is
         (P-2)           satisfactory, but the relative degree of
                         safety is not as high as for issues designated A-1.
                         Earnings trends and coverage ratios, while sound,
                         will be more subject to variation. Capitalization
                         characteristics, while still appropriated, may be more
                         affected by external conditions. Ample alternate
                         liquidity is maintained.
--------------------------------------------------------------------------------
A-3      Prime-3         This indicates satisfactory capacity for timely
         (P-3)           repayment. Issues that carry this rating are
                         somewhat more vulnerable to the adverse changes in
                         circumstances than obligations carrying the higher
                         designations.
--------------------------------------------------------------------------------

NOTE RATINGS


S&P      Moody's         Description
--------------------------------------------------------------------------------
SP-1     MIG-1; VMIG-1   Notes are of the highest quality enjoying
                         strong  protection from established cash flows of funds
                         for their servicing or from established and broad-based
                         access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2     MIG-2; VMIG-2   Notes are of high quality,  with margins
                         of  protection  ample,  although not so large as in the
                         preceding group.
--------------------------------------------------------------------------------
SP-3     MIG-3; VMIG-3   Notes are of favorable quality, with all security
                         elements accounted for, but lacking the undeniable
                         strength of the preceding grades. Market access for
                         refinancing, in particular,  is likely to be less
                         well-established.
--------------------------------------------------------------------------------
SP-4     MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk
                         but having protection and not distinctly or
                         predominantly speculative.
--------------------------------------------------------------------------------


24                                                  American Century Investments



MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS


     These contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this Statement of Additional Information (SAI). This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the fund, by contacting us at the address or one of the telephone numbers listed below.


If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.


You also can get information about the fund from the Security and Exchange Commission (SEC).


* In person                        SEC Public
                                   Reference Room Washington, D.C.
                                   Call 1-800-SEC-0330 for
                                   location and hours.

* On the Internet                  www.sec.gov

* By mail                          SEC Public
                                   Reference Section
                                   Washington, D.C.
                                   20549-6009
                                   (The SEC will charge a
                                   fee for copying the
                                   documents.)


Investment Company Act File No. 811-7822


--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200


INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575


AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485


BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI 17403  9907